March 2, 2018
Kathleen M. Nichols
T +1 617 854 2418
Kathleen.Nichols@ropesgray.com

VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:      PNC Funds (the “Trust”) (Registration Nos. 811-04416 and 033-00488)

Ladies and Gentlemen:

On behalf of the Trust, and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(j) thereunder, we hereby represent that the form of the Statement of Additional Information for PNC Treasury Plus Money Market Fund, that would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act, would not have differed from that contained in Post-Effective Amendment No. 129 to the Trust’s Registration Statement under the Securities Act and Amendment No. 130 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (“Amendment No. 129/130”), as filed electronically with the Commission on February 27, 2018.  Amendment No. 129/130 became effective on March 1, 2018.

Please direct any questions regarding this filing to me at (617) 854-2418.  Thank you for your attention in this matter.

Sincerely,

/s/ Kathleen M. Nichols

Kathleen M. Nichols

cc:	Thomas R. Rus
Mallory L. Bivens
Jeremy C. Smith, Esq.